Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 375,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	51,787.50
Total Offset Amount	0.00
Net Fee	$ 51,787.50